Investments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investments
9.	Investments

	2019			2018
	Current	Non Current	Total	Current	Non Current	Total
Time deposits	$640,500	$60,000	$700,500	$531,002	$65,000	$596,002
Bonds	52,573	74,634	127,207	35,895	74,367	110,262

	693,073	134,634	827,707	566,897	139,367	706,264
Allowance for expected credit losses	(670)	(287)	(957)	(697)	(521)	(1,218)

	$692,403	$134,347	$826,750	$566,200	$138,846	$705,046

Time deposits earned interest based on rates determined by the banks in which the instruments are held. The use of these instruments depends on the cash requirements of the Company. Time deposits with a contractual maturity of less than 365 days, bear interest at rates ranging between 2.00% and 3.75% (2018: between 2.62% and 3.75%), and those
with a contractual maturity of more than 365
have rates
ranging between 3.25% and 4.38% (2018: between 3.35% and 4.38%).
The Company acquired bonds with semiannual interest payment, the interest rates of these investments ranging between 2.06% and 3.32% (2018: between 2.53% and 3.32%).
All of the investment
s
at amortized cost are denominated
i
n U.S. dollar, as a result, there is no exposure to foreign currency risk. There is also no exposure to price risk as the investments will be held to maturity.
The information about the expected credit loss over these financial assets are disclosed in note 28.3.